Zeo Strategic Income Fund

Class I	ZEOIX

(a series of Northern Lights Fund Trust)

Supplement dated June 11, 2015
to the Prospectus dated August 28, 2014

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Effective immediately, the following replaces the information in the section titled “Portfolio Holdings Disclosure” on page 10 of the Prospectus:

A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information. The Fund may, from time to time, make available month-end portfolio holdings information on the website www.zeo.com. If month-end portfolio holdings information are available on the website, the information is expected to be available within 30 days of month-end and remain available until new information for the next month is available. Shareholders may request publicly available portfolio holdings schedules at no charge by calling 1-855-ZEO-FUND.

__________________________

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated August 28, 2014. These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-ZEO-FUND.

Please retain this Supplement for future reference.

Zeo Strategic Income Fund

Class I	ZEOIX

(a series of Northern Lights Fund Trust)

Supplement dated June 11, 2015
to the Statement of Additional Information dated August 28, 2014

______________________________________________________________________

Effective immediately, the following change has been made.

Under the section entitled: “Policies and Procedures For Disclosure of Portfolio Holdings” located on page 32 of the Statement of Additional Information the following has been added as the third paragraph:

The Fund may, from time to time, make available month-end portfolio holdings information on the website www.zeo.com. If month-end portfolio holdings information are available on the website, the information is expected to be approximately 30 days old and remain available until new information for the next month is available. Shareholders may request publicly available portfolio holdings schedules at no charge by calling 1-855-ZEO-FUND.

__________________________

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated August 28, 2014. These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-ZEO-FUND.

Please retain this Supplement for future reference.